Shareholder Report			12 Months Ended
		Apr. 01, 2024	Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			Blackstone Alternative Investment Funds
Entity Central Index Key			0001557794
Entity Investment Company Type			N-1A
Document Period End Date			Mar. 31, 2025
C000141764
Shareholder Report [Line Items]
Fund Name			Blackstone Alternative Multi-Strategy Fund
Class Name			Class I
Trading Symbol			BXMIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Blackstone Alternative Multi-Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "Period").
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.bxmix.com. You can also request this information by contacting us at 1-855-890-7725.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number			1-855-890-7725
Additional Information Website			www.bxmix.com
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$313Footnote Reference*	3.06%Footnote Reference*

Expenses Paid, Amount	[1]		$ 313
Expense Ratio, Percent	[1]		3.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the Period and what primarily impacted performance?

The Fund’s Institutional Share Class delivered a return of 4.3%Footnote Reference(1) for the Period. In comparison, the HFRX Global Hedge Fund Index returned 3.2%, the MSCI World Total Return Index returned 7.5% and the Bloomberg Global Aggregate Bond Index returned 3.0% for the Period.

What contributed to performance?

  Quantitative equity strategies were the largest contributors to performance, capitalizing on increased dispersion within equity markets.

  Emerging market debt and sovereign bond trading strategies added positively to returns.

  Macro interest rates trading strategies benefited from long positions in interest rates across multiple geographies.

What detracted from performance?

  Commodity trading advisors and mean reversion strategies performed negatively during periods of heightened volatility in global interest rates and currency markets.

  Healthcare-focused equity strategies experienced losses, reflecting broader weakness in the sector.

  Carbon Credit Allowances detracted from performance, driven by adverse market moves following regulatory developments.

Performance Past Does Not Indicate Future [Text]			The following line graph represents the historical performance of a hypothetical $100,000 initial investment made on March 31, 2015, assuming the reinvestment of distributions. The line graph and table also show the average total returns of two broad-based securities market indices and an additional index that reflects the performance of the hedge fund universe over the same periods.
Line Graph [Table Text Block]
	Class I	HFRX Global Hedge Fund Index	MSCI World Total Return Index	Bloomberg Global Aggregate Bond Index
Mar-15	$100,000	$100,000	$100,000	$100,000
Apr-15	$99,615	$100,214	$102,397	$101,063
May-15	$100,867	$100,474	$102,837	$99,257
Jun-15	$99,711	$99,224	$100,487	$98,822
Jul-15	$101,638	$99,198	$102,324	$99,043
Aug-15	$100,578	$97,001	$95,595	$99,158
Sep-15	$99,904	$94,992	$92,112	$99,664
Oct-15	$100,193	$96,382	$99,438	$99,874
Nov-15	$100,674	$95,685	$98,992	$98,221
Dec-15	$99,957	$94,413	$97,292	$98,743
Jan-16	$97,784	$91,804	$91,496	$99,599
Feb-16	$95,611	$91,509	$90,871	$101,816
Mar-16	$96,994	$92,644	$97,104	$104,568
Apr-16	$98,278	$93,022	$98,702	$105,959
May-16	$99,167	$93,449	$99,347	$104,537
Jun-16	$98,673	$93,633	$98,282	$107,590
Jul-16	$99,760	$94,994	$102,460	$108,401
Aug-16	$99,760	$95,145	$102,597	$107,874
Sep-16	$100,649	$95,672	$103,189	$108,468
Oct-16	$100,649	$95,125	$101,218	$105,458
Nov-16	$100,451	$95,955	$102,729	$101,268
Dec-16	$101,305	$96,777	$105,224	$100,803
Jan-17	$102,992	$97,262	$107,788	$101,939
Feb-17	$103,786	$98,355	$110,832	$102,421
Mar-17	$104,778	$98,382	$112,092	$102,578
Apr-17	$106,366	$98,800	$113,807	$103,734
May-17	$107,556	$99,041	$116,325	$105,340
Jun-17	$106,465	$99,253	$116,816	$105,247
Jul-17	$107,457	$100,173	$119,648	$107,017
Aug-17	$108,449	$100,467	$119,877	$108,077
Sep-17	$108,350	$101,065	$122,615	$107,103
Oct-17	$109,342	$101,763	$124,963	$106,698
Nov-17	$108,648	$101,830	$127,735	$107,883
Dec-17	$108,592	$102,578	$129,502	$108,257
Jan-18	$108,896	$105,086	$136,369	$109,547
Feb-18	$107,479	$102,542	$130,777	$108,575
Mar-18	$107,884	$101,535	$128,011	$109,731
Apr-18	$108,896	$101,629	$129,561	$107,973
May-18	$107,276	$101,897	$130,496	$107,154
Jun-18	$107,175	$101,708	$130,481	$106,678
Jul-18	$108,187	$101,557	$134,589	$106,499
Aug-18	$108,491	$102,016	$136,318	$106,611
Sep-18	$109,807	$101,314	$137,134	$105,692
Oct-18	$108,086	$98,167	$127,097	$104,511
Nov-18	$108,187	$97,562	$128,607	$104,838
Dec-18	$106,939	$95,684	$118,877	$106,958
Jan-19	$109,826	$97,717	$128,166	$108,586
Feb-19	$111,064	$98,335	$132,085	$107,961
Mar-19	$110,960	$98,168	$133,909	$109,313
Apr-19	$111,889	$98,818	$138,735	$108,989
May-19	$110,754	$98,142	$130,855	$110,465
Jun-19	$112,404	$99,723	$139,532	$112,914
Jul-19	$113,332	$100,492	$140,262	$112,601
Aug-19	$111,889	$100,877	$137,461	$114,890
Sep-19	$111,785	$101,328	$140,451	$113,722
Oct-19	$111,992	$101,637	$144,064	$114,479
Nov-19	$112,610	$102,683	$148,145	$113,611
Dec-19	$114,179	$103,932	$152,640	$114,273
Jan-20	$114,714	$104,358	$151,754	$115,732
Feb-20	$113,645	$102,858	$138,992	$116,511
Mar-20	$97,288	$96,808	$120,689	$113,900
Apr-20	$98,891	$99,596	$133,940	$116,136
May-20	$101,778	$101,030	$140,503	$116,647
Jun-20	$104,878	$102,798	$144,282	$117,685
Jul-20	$106,268	$104,175	$151,237	$121,439
Aug-20	$107,444	$105,780	$161,400	$121,257
Sep-20	$107,230	$105,600	$155,896	$120,821
Oct-20	$106,482	$105,368	$151,157	$120,942
Nov-20	$109,582	$108,339	$170,550	$123,143
Dec-20	$112,923	$110,993	$177,833	$124,793
Jan-21	$113,475	$110,816	$176,108	$123,695
Feb-21	$114,908	$112,500	$180,687	$121,567
Mar-21	$115,129	$112,433	$186,794	$119,233
Apr-21	$118,217	$114,265	$195,573	$120,735
May-21	$118,658	$114,699	$198,507	$121,870
Jun-21	$119,650	$115,135	$201,524	$120,798
Jul-21	$119,209	$114,629	$205,192	$122,404
Aug-21	$119,650	$115,408	$210,362	$121,890
Sep-21	$119,540	$114,970	$201,717	$119,721
Oct-21	$119,430	$116,004	$213,194	$119,433
Nov-21	$118,217	$114,508	$208,589	$119,087
Dec-21	$118,879	$115,046	$217,559	$118,920
Jan-22	$116,636	$113,355	$206,093	$116,482
Feb-22	$116,075	$112,947	$200,941	$115,096
Mar-22	$117,533	$113,489	$206,587	$111,586
Apr-22	$115,851	$112,468	$189,508	$105,471
May-22	$115,178	$111,230	$189,798	$105,756
Jun-22	$112,598	$109,228	$173,425	$102,361
Jul-22	$111,813	$109,818	$187,244	$104,541
Aug-22	$112,150	$110,861	$179,489	$100,412
Sep-22	$110,916	$109,797	$162,877	$95,251
Oct-22	$111,589	$109,885	$174,618	$94,593
Nov-22	$112,486	$110,050	$186,846	$99,049
Dec-22	$113,383	$109,984	$178,982	$99,584
Jan-23	$114,505	$111,820	$191,694	$102,850
Feb-23	$115,066	$111,295	$187,161	$99,435
Mar-23	$114,281	$109,971	$193,080	$102,578
Apr-23	$114,168	$110,346	$196,563	$103,030
May-23	$113,608	$109,833	$194,751	$101,016
Jun-23	$115,626	$110,669	$206,603	$101,008
Jul-23	$118,094	$111,246	$213,596	$101,708
Aug-23	$118,206	$111,611	$208,581	$100,316
Sep-23	$118,318	$111,497	$199,656	$97,386
Oct-23	$117,869	$110,585	$193,911	$96,222
Nov-23	$120,225	$111,838	$212,189	$101,074
Dec-23	$122,366	$113,388	$222,681	$105,275
Jan-24	$123,178	$113,753	$225,404	$103,822
Feb-24	$124,571	$114,796	$235,049	$102,517
Mar-24	$126,545	$116,237	$242,735	$103,082
Apr-24	$126,313	$115,609	$233,827	$100,484
May-24	$127,474	$116,303	$244,419	$101,800
Jun-24	$128,170	$116,663	$249,479	$101,943
Jul-24	$127,706	$117,527	$253,919	$104,757
Aug-24	$128,403	$118,020	$260,724	$107,239
Sep-24	$128,867	$119,142	$265,600	$109,062
Oct-24	$129,564	$118,355	$260,394	$105,409
Nov-24	$130,841	$119,349	$272,424	$105,767
Dec-24	$131,508	$119,361	$265,423	$103,493
Jan-25	$133,104	$120,555	$274,845	$104,083
Feb-25	$132,736	$120,893	$272,949	$105,571
Mar-25	$131,999	$120,001	$260,792	$106,270

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	4.31%	6.29%	2.82%
HFRX Global Hedge Fund Index	3.23%	4.39%	1.84%
MSCI World Total Return Index	7.50%	16.67%	10.06%
Bloomberg Global Aggregate Bond Index	3.04%	(1.38%)	0.61%

Material Change Date		Apr. 01, 2024
AssetsNet			$ 3,708,064,169
Holdings Count | Holding			5,139
Advisory Fees Paid, Amount			$ 68,245,875
InvestmentCompanyPortfolioTurnover			397.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$3,708,064,169
Total Number of Portfolio Holdings	5,139
Portfolio Turnover RateFootnote Reference**	397%
Total Advisory Fees Paid	$68,245,875

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable amendments, at www.bxmix.com.

Sub-Adviser Additions

Catalio Capital Management, L.P. | Equity Hedge Strategies | Effective 10/1/24

Oak Hill Advisors, L.P. | Relative Value Strategies | Effective 6/10/24

Oak Thistle LLC (doing business as OT Research) | Equity Hedge Strategies | Effective 9/4/24

Sub-Adviser Removals

Clear Sky Advisers, LLC |Macro Strategies | 12/16/24

Endeavour Capital Advisors Inc. | Equity Hedge Strategies | Effective 11/30/24

Magnetar Asset Management LLC | Event-Driven Strategies | Effective 1/23/25

Waterfall Asset Management LLC | Relative Value Strategies | Effective 12/20/24

Neither the portfolio managers of the Fund nor the Fund’s principal investment strategies and risks changed as a result of these Sub-Adviser changes.

Material Fund Change Adviser [Text Block]

Sub-Adviser Additions

Catalio Capital Management, L.P. | Equity Hedge Strategies | Effective 10/1/24

Oak Hill Advisors, L.P. | Relative Value Strategies | Effective 6/10/24

Oak Thistle LLC (doing business as OT Research) | Equity Hedge Strategies | Effective 9/4/24

Sub-Adviser Removals

Clear Sky Advisers, LLC |Macro Strategies | 12/16/24

Endeavour Capital Advisors Inc. | Equity Hedge Strategies | Effective 11/30/24

Magnetar Asset Management LLC | Event-Driven Strategies | Effective 1/23/25

Waterfall Asset Management LLC | Relative Value Strategies | Effective 12/20/24

Neither the portfolio managers of the Fund nor the Fund’s principal investment strategies and risks changed as a result of these Sub-Adviser changes.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable amendments, at www.bxmix.com.
C000145025
Shareholder Report [Line Items]
Fund Name			Blackstone Alternative Multi-Strategy Fund
Class Name			Class D
Trading Symbol			BXMDX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Blackstone Alternative Multi-Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "Period").
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.bxmix.com. You can also request this information by contacting us at 1-855-890-7725.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number			1-855-890-7725
Additional Information Website			www.bxmix.com
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$338Footnote Reference*	3.31%Footnote Reference*

Expenses Paid, Amount	[2]		$ 338
Expense Ratio, Percent	[2]		3.31%
Factors Affecting Performance [Text Block]

How did the Fund perform during the Period and what primarily impacted performance?

The Fund’s Class D delivered a return of 4.1%Footnote Reference(1) for the Period. In comparison, the HFRX Global Hedge Fund Index returned 3.2%, the MSCI World Total Return Index returned 7.5% and the Bloomberg Global Aggregate Bond Index returned 3.0% for the Period.

What contributed to performance?

  Quantitative equity strategies were the largest contributors to performance, capitalizing on increased dispersion within equity markets.

  Emerging market debt and sovereign bond trading strategies added positively to returns.

  Macro interest rates trading strategies benefited from long positions in interest rates across multiple geographies.

What detracted from performance?

  Commodity trading advisors and mean reversion strategies performed negatively during periods of heightened volatility in global interest rates and currency markets.

  Healthcare-focused equity strategies experienced losses, reflecting broader weakness in the sector.

  Carbon Credit Allowances detracted from performance, driven by adverse market moves following regulatory developments.

Performance Past Does Not Indicate Future [Text]			The following line graph represents the historical performance of a hypothetical $10,000 initial investment made on March 31, 2015, assuming the reinvestment of distributions. The line graph and table also show the average total returns of two broad-based securities market indices and an additional index that reflects the performance of the hedge fund universe over the same periods.
Line Graph [Table Text Block]
	Class D	HFRX Global Hedge Fund Index	MSCI World Total Return Index	Bloomberg Global Aggregate Bond Index
Mar-15	$10,000	$10,000	$10,000	$10,000
Apr-15	$9,961	$10,021	$10,240	$10,106
May-15	$10,077	$10,047	$10,284	$9,926
Jun-15	$9,961	$9,922	$10,049	$9,882
Jul-15	$10,154	$9,920	$10,232	$9,904
Aug-15	$10,039	$9,700	$9,560	$9,916
Sep-15	$9,981	$9,499	$9,211	$9,966
Oct-15	$10,000	$9,638	$9,944	$9,987
Nov-15	$10,048	$9,569	$9,899	$9,822
Dec-15	$9,984	$9,441	$9,729	$9,874
Jan-16	$9,757	$9,180	$9,150	$9,960
Feb-16	$9,540	$9,151	$9,087	$10,182
Mar-16	$9,678	$9,264	$9,710	$10,457
Apr-16	$9,797	$9,302	$9,870	$10,596
May-16	$9,886	$9,345	$9,935	$10,454
Jun-16	$9,826	$9,363	$9,828	$10,759
Jul-16	$9,935	$9,499	$10,246	$10,840
Aug-16	$9,945	$9,515	$10,260	$10,787
Sep-16	$10,024	$9,567	$10,319	$10,847
Oct-16	$10,024	$9,513	$10,122	$10,546
Nov-16	$10,004	$9,596	$10,273	$10,127
Dec-16	$10,087	$9,678	$10,522	$10,080
Jan-17	$10,255	$9,726	$10,779	$10,194
Feb-17	$10,334	$9,835	$11,083	$10,242
Mar-17	$10,423	$9,838	$11,209	$10,258
Apr-17	$10,582	$9,880	$11,381	$10,373
May-17	$10,691	$9,904	$11,632	$10,534
Jun-17	$10,582	$9,925	$11,682	$10,525
Jul-17	$10,681	$10,017	$11,965	$10,702
Aug-17	$10,770	$10,047	$11,988	$10,808
Sep-17	$10,750	$10,107	$12,261	$10,710
Oct-17	$10,849	$10,176	$12,496	$10,670
Nov-17	$10,780	$10,183	$12,773	$10,788
Dec-17	$10,775	$10,258	$12,950	$10,826
Jan-18	$10,805	$10,509	$13,637	$10,955
Feb-18	$10,654	$10,254	$13,078	$10,857
Mar-18	$10,695	$10,154	$12,801	$10,973
Apr-18	$10,795	$10,163	$12,956	$10,797
May-18	$10,624	$10,190	$13,050	$10,715
Jun-18	$10,614	$10,171	$13,048	$10,668
Jul-18	$10,705	$10,156	$13,459	$10,650
Aug-18	$10,735	$10,202	$13,632	$10,661
Sep-18	$10,865	$10,131	$13,713	$10,569
Oct-18	$10,695	$9,817	$12,710	$10,451
Nov-18	$10,695	$9,756	$12,861	$10,484
Dec-18	$10,574	$9,568	$11,888	$10,696
Jan-19	$10,860	$9,772	$12,817	$10,859
Feb-19	$10,972	$9,834	$13,208	$10,796
Mar-19	$10,962	$9,817	$13,391	$10,931
Apr-19	$11,023	$9,882	$13,873	$10,899
May-19	$10,911	$9,814	$13,085	$11,047
Jun-19	$11,064	$9,972	$13,953	$11,291
Jul-19	$11,156	$10,049	$14,026	$11,260
Aug-19	$11,034	$10,088	$13,746	$11,489
Sep-19	$11,023	$10,133	$14,045	$11,372
Oct-19	$11,034	$10,164	$14,406	$11,448
Nov-19	$11,095	$10,268	$14,815	$11,361
Dec-19	$11,241	$10,393	$15,264	$11,427
Jan-20	$11,293	$10,436	$15,175	$11,573
Feb-20	$11,188	$10,286	$13,899	$11,651
Mar-20	$9,581	$9,681	$12,069	$11,390
Apr-20	$9,738	$9,960	$13,394	$11,614
May-20	$10,022	$10,103	$14,050	$11,665
Jun-20	$10,327	$10,280	$14,428	$11,769
Jul-20	$10,453	$10,418	$15,124	$12,144
Aug-20	$10,568	$10,578	$16,140	$12,126
Sep-20	$10,537	$10,560	$15,590	$12,082
Oct-20	$10,463	$10,537	$15,116	$12,094
Nov-20	$10,778	$10,834	$17,055	$12,314
Dec-20	$11,096	$11,099	$17,783	$12,479
Jan-21	$11,139	$11,082	$17,611	$12,369
Feb-21	$11,290	$11,250	$18,069	$12,157
Mar-21	$11,312	$11,243	$18,679	$11,923
Apr-21	$11,603	$11,427	$19,557	$12,074
May-21	$11,646	$11,470	$19,851	$12,187
Jun-21	$11,743	$11,514	$20,152	$12,080
Jul-21	$11,700	$11,463	$20,519	$12,240
Aug-21	$11,733	$11,541	$21,036	$12,189
Sep-21	$11,722	$11,497	$20,172	$11,972
Oct-21	$11,700	$11,600	$21,319	$11,943
Nov-21	$11,581	$11,451	$20,859	$11,909
Dec-21	$11,646	$11,505	$21,756	$11,892
Jan-22	$11,427	$11,335	$20,609	$11,648
Feb-22	$11,372	$11,295	$20,094	$11,510
Mar-22	$11,504	$11,349	$20,659	$11,159
Apr-22	$11,328	$11,247	$18,951	$10,547
May-22	$11,273	$11,123	$18,980	$10,576
Jun-22	$11,010	$10,923	$17,342	$10,236
Jul-22	$10,933	$10,982	$18,724	$10,454
Aug-22	$10,966	$11,086	$17,949	$10,041
Sep-22	$10,845	$10,980	$16,288	$9,525
Oct-22	$10,911	$10,988	$17,462	$9,459
Nov-22	$10,988	$11,005	$18,685	$9,905
Dec-22	$11,065	$10,998	$17,898	$9,958
Jan-23	$11,174	$11,182	$19,169	$10,285
Feb-23	$11,229	$11,129	$18,716	$9,944
Mar-23	$11,152	$10,997	$19,308	$10,258
Apr-23	$11,141	$11,035	$19,656	$10,303
May-23	$11,086	$10,983	$19,475	$10,102
Jun-23	$11,273	$11,067	$20,660	$10,101
Jul-23	$11,515	$11,125	$21,360	$10,171
Aug-23	$11,526	$11,161	$20,858	$10,032
Sep-23	$11,537	$11,150	$19,966	$9,739
Oct-23	$11,493	$11,058	$19,391	$9,622
Nov-23	$11,712	$11,184	$21,219	$10,107
Dec-23	$11,919	$11,339	$22,268	$10,527
Jan-24	$11,987	$11,375	$22,540	$10,382
Feb-24	$12,135	$11,480	$23,505	$10,252
Mar-24	$12,317	$11,624	$24,274	$10,308
Apr-24	$12,294	$11,561	$23,383	$10,048
May-24	$12,407	$11,630	$24,442	$10,180
Jun-24	$12,476	$11,666	$24,948	$10,194
Jul-24	$12,419	$11,753	$25,392	$10,476
Aug-24	$12,487	$11,802	$26,072	$10,724
Sep-24	$12,532	$11,914	$26,560	$10,906
Oct-24	$12,600	$11,836	$26,039	$10,541
Nov-24	$12,714	$11,935	$27,242	$10,577
Dec-24	$12,781	$11,936	$26,542	$10,349
Jan-25	$12,936	$12,055	$27,485	$10,408
Feb-25	$12,900	$12,089	$27,295	$10,557
Mar-25	$12,817	$12,000	$26,079	$10,627

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class D	4.06%	5.99%	2.51%
HFRX Global Hedge Fund Index	3.23%	4.39%	1.84%
MSCI World Total Return Index	7.50%	16.67%	10.06%
Bloomberg Global Aggregate Bond Index	3.04%	(1.38%)	0.61%

Material Change Date		Apr. 01, 2024
AssetsNet			$ 3,708,064,169
Holdings Count | Holding			5,139
Advisory Fees Paid, Amount			$ 68,245,875
InvestmentCompanyPortfolioTurnover			397.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$3,708,064,169
Total Number of Portfolio Holdings	5,139
Portfolio Turnover RateFootnote Reference**	397%
Total Advisory Fees Paid	$68,245,875

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable amendments, at www.bxmix.com.

Sub-Adviser Additions

Catalio Capital Management, L.P. | Equity Hedge Strategies | Effective 10/1/24

Oak Hill Advisors, L.P. | Relative Value Strategies | Effective 6/10/24

Oak Thistle LLC (doing business as OT Research) | Equity Hedge Strategies | Effective 9/4/24

Sub-Adviser Removals

Clear Sky Advisers, LLC |Macro Strategies | 12/16/24

Endeavour Capital Advisors Inc. | Equity Hedge Strategies | Effective 11/30/24

Magnetar Asset Management LLC | Event-Driven Strategies | Effective 1/23/25

Waterfall Asset Management LLC | Relative Value Strategies | Effective 12/20/24

Neither the portfolio managers of the Fund nor the Fund’s principal investment strategies and risks changed as a result of these Sub-Adviser changes.

Material Fund Change Adviser [Text Block]

Sub-Adviser Additions

Catalio Capital Management, L.P. | Equity Hedge Strategies | Effective 10/1/24

Oak Hill Advisors, L.P. | Relative Value Strategies | Effective 6/10/24

Oak Thistle LLC (doing business as OT Research) | Equity Hedge Strategies | Effective 9/4/24

Sub-Adviser Removals

Clear Sky Advisers, LLC |Macro Strategies | 12/16/24

Endeavour Capital Advisors Inc. | Equity Hedge Strategies | Effective 11/30/24

Magnetar Asset Management LLC | Event-Driven Strategies | Effective 1/23/25

Waterfall Asset Management LLC | Relative Value Strategies | Effective 12/20/24

Neither the portfolio managers of the Fund nor the Fund’s principal investment strategies and risks changed as a result of these Sub-Adviser changes.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable amendments, at www.bxmix.com.
C000145027
Shareholder Report [Line Items]
Fund Name			Blackstone Alternative Multi-Strategy Fund
Class Name			Class Y
Trading Symbol			BXMYX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Blackstone Alternative Multi-Strategy Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "Period").
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.bxmix.com. You can also request this information by contacting us at 1-855-890-7725.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number			1-855-890-7725
Additional Information Website			www.bxmix.com
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$311Footnote Reference*	3.04%Footnote Reference*

Expenses Paid, Amount	[3]		$ 311
Expense Ratio, Percent	[3]		3.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the Period and what primarily impacted performance?

The Fund’s Class Y delivered a return of 4.4%Footnote Reference(1) for the Period. In comparison, the HFRX Global Hedge Fund Index returned 3.2%, the MSCI World Total Return Index returned 7.5% and the Bloomberg Global Aggregate Bond Index returned 3.0% for the Period.

What contributed to performance?

  Quantitative equity strategies were the largest contributors to performance, capitalizing on increased dispersion within equity markets.

  Emerging market debt and sovereign bond trading strategies added positively to returns.

  Macro interest rates trading strategies benefited from long positions in interest rates across multiple geographies.

What detracted from performance?

  Commodity trading advisors and mean reversion strategies performed negatively during periods of heightened volatility in global interest rates and currency markets.

  Healthcare-focused equity strategies experienced losses, reflecting broader weakness in the sector.

  Carbon Credit Allowances detracted from performance, driven by adverse market moves following regulatory developments.

Performance Past Does Not Indicate Future [Text]			The following line graph represents the historical performance of a hypothetical $10,000 initial investment made on March 31, 2015, assuming the reinvestment of distributions. The line graph and table also show the average total returns of two broad-based securities market indices and an additional index that reflects the performance of the hedge fund universe over the same periods.
Line Graph [Table Text Block]
	Class Y	HFRX Global Hedge Fund Index	MSCI World Total Return Index	Bloomberg Global Aggregate Bond Index
Mar-15	$10,000	$10,000	$10,000	$10,000
Apr-15	$9,951	$10,021	$10,240	$10,106
May-15	$10,078	$10,047	$10,284	$9,926
Jun-15	$9,961	$9,922	$10,049	$9,882
Jul-15	$10,165	$9,920	$10,232	$9,904
Aug-15	$10,058	$9,700	$9,560	$9,916
Sep-15	$9,990	$9,499	$9,211	$9,966
Oct-15	$10,019	$9,638	$9,944	$9,987
Nov-15	$10,068	$9,569	$9,899	$9,822
Dec-15	$10,009	$9,441	$9,729	$9,874
Jan-16	$9,789	$9,180	$9,150	$9,960
Feb-16	$9,570	$9,151	$9,087	$10,182
Mar-16	$9,710	$9,264	$9,710	$10,457
Apr-16	$9,839	$9,302	$9,870	$10,596
May-16	$9,929	$9,345	$9,935	$10,454
Jun-16	$9,869	$9,363	$9,828	$10,759
Jul-16	$9,979	$9,499	$10,246	$10,840
Aug-16	$9,989	$9,515	$10,260	$10,787
Sep-16	$10,078	$9,567	$10,319	$10,847
Oct-16	$10,078	$9,513	$10,122	$10,546
Nov-16	$10,058	$9,596	$10,273	$10,127
Dec-16	$10,155	$9,678	$10,522	$10,080
Jan-17	$10,316	$9,726	$10,779	$10,194
Feb-17	$10,406	$9,835	$11,083	$10,242
Mar-17	$10,496	$9,838	$11,209	$10,258
Apr-17	$10,666	$9,880	$11,381	$10,373
May-17	$10,776	$9,904	$11,632	$10,534
Jun-17	$10,676	$9,925	$11,682	$10,525
Jul-17	$10,766	$10,017	$11,965	$10,702
Aug-17	$10,866	$10,047	$11,988	$10,808
Sep-17	$10,856	$10,107	$12,261	$10,710
Oct-17	$10,957	$10,176	$12,496	$10,670
Nov-17	$10,886	$10,183	$12,773	$10,788
Dec-17	$10,890	$10,258	$12,950	$10,826
Jan-18	$10,921	$10,509	$13,637	$10,955
Feb-18	$10,778	$10,254	$13,078	$10,857
Mar-18	$10,829	$10,154	$12,801	$10,973
Apr-18	$10,931	$10,163	$12,956	$10,797
May-18	$10,757	$10,190	$13,050	$10,715
Jun-18	$10,757	$10,171	$13,048	$10,668
Jul-18	$10,849	$10,156	$13,459	$10,650
Aug-18	$10,890	$10,202	$13,632	$10,661
Sep-18	$11,023	$10,131	$13,713	$10,569
Oct-18	$10,849	$9,817	$12,710	$10,451
Nov-18	$10,849	$9,756	$12,861	$10,484
Dec-18	$10,731	$9,568	$11,888	$10,696
Jan-19	$11,023	$9,772	$12,817	$10,859
Feb-19	$11,148	$9,834	$13,208	$10,796
Mar-19	$11,137	$9,817	$13,391	$10,931
Apr-19	$11,231	$9,882	$13,873	$10,899
May-19	$11,127	$9,814	$13,085	$11,047
Jun-19	$11,283	$9,972	$13,953	$11,291
Jul-19	$11,377	$10,049	$14,026	$11,260
Aug-19	$11,231	$10,088	$13,746	$11,489
Sep-19	$11,231	$10,133	$14,045	$11,372
Oct-19	$11,242	$10,164	$14,406	$11,448
Nov-19	$11,304	$10,268	$14,815	$11,361
Dec-19	$11,461	$10,393	$15,264	$11,427
Jan-20	$11,515	$10,436	$15,175	$11,573
Feb-20	$11,418	$10,286	$13,899	$11,651
Mar-20	$9,773	$9,681	$12,069	$11,390
Apr-20	$9,935	$9,960	$13,394	$11,614
May-20	$10,227	$10,103	$14,050	$11,665
Jun-20	$10,541	$10,280	$14,428	$11,769
Jul-20	$10,682	$10,418	$15,124	$12,144
Aug-20	$10,801	$10,578	$16,140	$12,126
Sep-20	$10,779	$10,560	$15,590	$12,082
Oct-20	$10,703	$10,537	$15,116	$12,094
Nov-20	$11,017	$10,834	$17,055	$12,314
Dec-20	$11,345	$11,099	$17,783	$12,479
Jan-21	$11,401	$11,082	$17,611	$12,369
Feb-21	$11,557	$11,250	$18,069	$12,157
Mar-21	$11,580	$11,243	$18,679	$11,923
Apr-21	$11,893	$11,427	$19,557	$12,074
May-21	$11,926	$11,470	$19,851	$12,187
Jun-21	$12,038	$11,514	$20,152	$12,080
Jul-21	$11,993	$11,463	$20,519	$12,240
Aug-21	$12,027	$11,541	$21,036	$12,189
Sep-21	$12,027	$11,497	$20,172	$11,972
Oct-21	$12,016	$11,600	$21,319	$11,943
Nov-21	$11,893	$11,451	$20,859	$11,909
Dec-21	$11,960	$11,505	$21,756	$11,892
Jan-22	$11,744	$11,335	$20,609	$11,648
Feb-22	$11,675	$11,295	$20,094	$11,510
Mar-22	$11,823	$11,349	$20,659	$11,159
Apr-22	$11,653	$11,247	$18,951	$10,547
May-22	$11,596	$11,123	$18,980	$10,576
Jun-22	$11,334	$10,923	$17,342	$10,236
Jul-22	$11,255	$10,982	$18,724	$10,454
Aug-22	$11,289	$11,086	$17,949	$10,041
Sep-22	$11,175	$10,980	$16,288	$9,525
Oct-22	$11,243	$10,988	$17,462	$9,459
Nov-22	$11,323	$11,005	$18,685	$9,905
Dec-22	$11,414	$10,998	$17,898	$9,958
Jan-23	$11,528	$11,182	$19,169	$10,285
Feb-23	$11,584	$11,129	$18,716	$9,944
Mar-23	$11,505	$10,997	$19,308	$10,258
Apr-23	$11,494	$11,035	$19,656	$10,303
May-23	$11,448	$10,983	$19,475	$10,102
Jun-23	$11,653	$11,067	$20,660	$10,101
Jul-23	$11,891	$11,125	$21,360	$10,171
Aug-23	$11,903	$11,161	$20,858	$10,032
Sep-23	$11,926	$11,150	$19,966	$9,739
Oct-23	$11,880	$11,058	$19,391	$9,622
Nov-23	$12,119	$11,184	$21,219	$10,107
Dec-23	$12,329	$11,339	$22,268	$10,527
Jan-24	$12,412	$11,375	$22,540	$10,382
Feb-24	$12,565	$11,480	$23,505	$10,252
Mar-24	$12,753	$11,624	$24,274	$10,308
Apr-24	$12,730	$11,561	$23,383	$10,048
May-24	$12,847	$11,630	$24,442	$10,180
Jun-24	$12,930	$11,666	$24,948	$10,194
Jul-24	$12,883	$11,753	$25,392	$10,476
Aug-24	$12,953	$11,802	$26,072	$10,724
Sep-24	$13,001	$11,914	$26,560	$10,906
Oct-24	$13,071	$11,836	$26,039	$10,541
Nov-24	$13,189	$11,935	$27,242	$10,577
Dec-24	$13,271	$11,936	$26,542	$10,349
Jan-25	$13,420	$12,055	$27,485	$10,408
Feb-25	$13,395	$12,089	$27,295	$10,557
Mar-25	$13,308	$12,000	$26,079	$10,627

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class Y	4.35%	6.37%	2.90%
HFRX Global Hedge Fund Index	3.23%	4.39%	1.84%
MSCI World Total Return Index	7.50%	16.67%	10.06%
Bloomberg Global Aggregate Bond Index	3.04%	(1.38%)	0.61%

Material Change Date		Apr. 01, 2024
AssetsNet			$ 3,708,064,169
Holdings Count | Holding			5,139
Advisory Fees Paid, Amount			$ 68,245,875
InvestmentCompanyPortfolioTurnover			397.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$3,708,064,169
Total Number of Portfolio Holdings	5,139
Portfolio Turnover RateFootnote Reference**	397%
Total Advisory Fees Paid	$68,245,875

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable amendments, at www.bxmix.com.

Sub-Adviser Additions

Catalio Capital Management, L.P. | Equity Hedge Strategies | Effective 10/1/24

Oak Hill Advisors, L.P. | Relative Value Strategies | Effective 6/10/24

Oak Thistle LLC (doing business as OT Research) | Equity Hedge Strategies | Effective 9/4/24

Sub-Adviser Removals

Clear Sky Advisers, LLC |Macro Strategies | 12/16/24

Endeavour Capital Advisors Inc. | Equity Hedge Strategies | Effective 11/30/24

Magnetar Asset Management LLC | Event-Driven Strategies | Effective 1/23/25

Waterfall Asset Management LLC | Relative Value Strategies | Effective 12/20/24

Neither the portfolio managers of the Fund nor the Fund’s principal investment strategies and risks changed as a result of these Sub-Adviser changes.

Material Fund Change Adviser [Text Block]

Sub-Adviser Additions

Catalio Capital Management, L.P. | Equity Hedge Strategies | Effective 10/1/24

Oak Hill Advisors, L.P. | Relative Value Strategies | Effective 6/10/24

Oak Thistle LLC (doing business as OT Research) | Equity Hedge Strategies | Effective 9/4/24

Sub-Adviser Removals

Clear Sky Advisers, LLC |Macro Strategies | 12/16/24

Endeavour Capital Advisors Inc. | Equity Hedge Strategies | Effective 11/30/24

Magnetar Asset Management LLC | Event-Driven Strategies | Effective 1/23/25

Waterfall Asset Management LLC | Relative Value Strategies | Effective 12/20/24

Neither the portfolio managers of the Fund nor the Fund’s principal investment strategies and risks changed as a result of these Sub-Adviser changes.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable amendments, at www.bxmix.com.

[1]	Excludes acquired fund fees & expenses. Amounts would be higher if such fees & expenses were included.
[2]	Excludes acquired fund fees & expenses. Amounts would be higher if such fees & expenses were included.
[3]	Excludes acquired fund fees & expenses. Amounts would be higher if such fees & expenses were included.